DIVIDENDS PAID AND PROPOSED (Tables)	6 Months Ended
Jun. 30, 2020
Statement of changes in equity [abstract]
Schedule of dividends
The following table provides an overview of dividends declared by VEON during the six-month period ended June 30, 2020 and 2019:

	Dividends declared	Dividends paid	Dividends, US$ cents per share	Total dividends

Final dividend for 2019	February 2020	March 2020	15	262

Final dividend for 2018	February 2019	March 2019	17	297